UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-4108


                      Oppenheimer Multiple Strategies Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2003 / Unaudited
--------------------------------------------------------------------------------


                                                                    Market Value
                                                      Shares          See Note 1
--------------------------------------------------------------------------------
 Common Stocks--54.4%
--------------------------------------------------------------------------------
 Consumer Discretionary--12.2%
--------------------------------------------------------------------------------
 Auto Components--0.2%
 Borg-Warner Automotive, Inc.                         10,600     $       682,640
--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--1.7%
 Brinker International, Inc. 1                        70,000           2,521,400
--------------------------------------------------------------------------------
 McDonald's Corp.                                    198,100           4,370,086
--------------------------------------------------------------------------------
 MGM Mirage, Inc. 1                                   36,400           1,244,152
                                                                 ---------------
                                                                       8,135,638

--------------------------------------------------------------------------------
 Household Durables--0.8%
 Toll Brothers, Inc. 1                               141,700           4,011,527
--------------------------------------------------------------------------------
 Leisure Equipment & Products--0.3%
 Hasbro, Inc.                                         90,000           1,574,105
--------------------------------------------------------------------------------
 Media--6.7%
 AMC Entertainment, Inc. 1                           144,500           1,653,080
--------------------------------------------------------------------------------
 Comcast Corp., Cl. A 1                              104,100           3,141,738
--------------------------------------------------------------------------------
 EchoStar Communications Corp.,
 Cl. A 1,2                                           107,600           3,725,112
--------------------------------------------------------------------------------
 General Motors Corp., Cl. H 1                       279,600           3,581,676
--------------------------------------------------------------------------------
 Liberty Media Corp., Cl. A 1                        758,500           8,768,260
--------------------------------------------------------------------------------
 Regal Entertainment Group                            48,000           1,131,840
--------------------------------------------------------------------------------
 UnitedGlobalCom, Inc., Cl. A 1                      499,600           2,582,932
--------------------------------------------------------------------------------
 Viacom, Inc., Cl. B 1,2                             174,500           7,618,670
                                                                 ---------------
                                                                      32,203,308

--------------------------------------------------------------------------------
 Multiline Retail--1.3%
 Sears Roebuck & Co.                                 189,500           6,374,780
--------------------------------------------------------------------------------
 Specialty Retail--1.1%
 Gap, Inc. (The) 2                                   144,000           2,701,440
--------------------------------------------------------------------------------
 OfficeMax, Inc. 1                                   210,200           1,376,810
--------------------------------------------------------------------------------
 Tiffany & Co.                                        40,100           1,310,468
                                                                 ---------------
                                                                       5,388,718

--------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--0.1%
 Nike, Inc., Cl. B 2                                  11,500             615,135
--------------------------------------------------------------------------------
 Consumer Staples--3.4%
--------------------------------------------------------------------------------
 Beverages--0.8%
 Adolph Coors Co., Cl. B                              22,900           1,121,642
--------------------------------------------------------------------------------
 Constellation Brands, Inc., Cl. A 1                  81,900           2,571,660
                                                                 ---------------
                                                                       3,693,302

--------------------------------------------------------------------------------
 Food Products--1.0%
 Tyson Foods, Inc., Cl. A                            308,500           3,276,270
--------------------------------------------------------------------------------
 Unilever NV, NY Shares                               30,000           1,620,000
                                                                 ---------------
                                                                       4,896,270

--------------------------------------------------------------------------------
 Personal Products--0.9%
 Estee Lauder Cos., Inc. (The), Cl. A                 58,000           1,944,740
--------------------------------------------------------------------------------
 Wella AG                                             22,709           2,372,826
                                                                 ---------------
                                                                       4,317,566


                                                                    Market Value
                                                      Shares          See Note 1
--------------------------------------------------------------------------------
 Tobacco--0.7%
 Altria Group, Inc. 2                                 76,300     $     3,467,072
--------------------------------------------------------------------------------
 Energy--4.5%
--------------------------------------------------------------------------------
 Energy Equipment & Services--1.0%
 GlobalSantaFe Corp.                                  59,200           1,381,728
--------------------------------------------------------------------------------
 Halliburton Co.                                      42,600             979,800
--------------------------------------------------------------------------------
 Noble Corp. 1                                        31,500           1,080,450
--------------------------------------------------------------------------------
 Schlumberger Ltd.                                    32,300           1,536,511
                                                                 ---------------
                                                                       4,978,489

--------------------------------------------------------------------------------
 Oil & Gas--3.5%
 BP plc, ADR                                          34,100           1,432,882
--------------------------------------------------------------------------------
 Burlington Resources, Inc.                           21,400           1,157,098
--------------------------------------------------------------------------------
 Devon Energy Corp.                                   38,900           2,077,260
--------------------------------------------------------------------------------
 Houston Exploration Co. 1                            18,300             635,010
--------------------------------------------------------------------------------
 Kerr-McGee Corp.                                     21,300             954,240
--------------------------------------------------------------------------------
 Petroleo Brasileiro SA, Preference                   81,000           1,437,051
--------------------------------------------------------------------------------
 Pioneer Natural Resources Co. 1                      47,100           1,229,310
--------------------------------------------------------------------------------
 Talisman Energy, Inc.                                56,300           2,548,261
--------------------------------------------------------------------------------
 Total SA, B Shares                                    1,700             256,909
--------------------------------------------------------------------------------
 TotalFinaElf SA, Sponsored ADR                       24,000           1,819,200
--------------------------------------------------------------------------------
 Unocal Corp.                                         40,600           1,164,814
--------------------------------------------------------------------------------
 Westport Resources Corp. 1                           50,000           1,137,500
--------------------------------------------------------------------------------
 YUKOS, ADR                                           15,000             836,250
                                                                 ---------------
                                                                      16,685,785

--------------------------------------------------------------------------------
 Financials--8.9%
--------------------------------------------------------------------------------
 Capital Markets--0.8%
 Bank of New York Co., Inc. (The) 2                   92,700           2,665,125
--------------------------------------------------------------------------------
 UBS AG                                               25,042           1,393,020
                                                                 ---------------
                                                                       4,058,145

--------------------------------------------------------------------------------
 Commercial Banks--2.2%
 U.S. Bancorp                                        109,500           2,682,750
--------------------------------------------------------------------------------
 Wachovia Corp.                                       39,000           1,558,440
--------------------------------------------------------------------------------
 Washington Mutual, Inc.                              31,900           1,317,470
--------------------------------------------------------------------------------
 Wells Fargo Co.                                      95,700           4,823,280
                                                                 ---------------
                                                                      10,381,940

--------------------------------------------------------------------------------
 Diversified Financial Services--2.5%
 CIT Group, Inc.                                      72,000           1,774,800
--------------------------------------------------------------------------------
 Citigroup, Inc.                                      97,800           4,185,840
--------------------------------------------------------------------------------
 J.P. Morgan Chase & Co. 2                           144,500           4,939,010
--------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc. 2                          24,000           1,120,320
                                                                 ---------------
                                                                      12,019,970

--------------------------------------------------------------------------------
 Insurance--2.1%
 American International Group, Inc. 2                 32,000           1,765,760
--------------------------------------------------------------------------------
 Chubb Corp.                                          59,200           3,552,000



                  4 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

                                                                    Market Value
                                                      Shares          See Note 1
--------------------------------------------------------------------------------
 Insurance Continued
 Prudential Financial, Inc.                           95,300     $     3,206,845
--------------------------------------------------------------------------------
 Travelers Property Casualty
 Corp., Cl. A                                         89,400           1,421,460
                                                                 ---------------
                                                                       9,946,065

--------------------------------------------------------------------------------
 Real Estate--1.3%
 Camden Property Trust                                25,400             887,730
--------------------------------------------------------------------------------
 CarrAmerica Realty Corp.                             33,000             917,730
--------------------------------------------------------------------------------
 Developers Diversified Realty Corp.                  51,800           1,473,192
--------------------------------------------------------------------------------
 Host Marriott Corp. 1                               345,000           3,156,750
                                                                 ---------------
                                                                       6,435,402

--------------------------------------------------------------------------------
 Health Care--8.5%
--------------------------------------------------------------------------------
 Biotechnology--0.7%
 Affymetrix, Inc. 1                                   50,300             991,413
--------------------------------------------------------------------------------
 Wyeth                                                50,000           2,277,500
                                                                 ---------------
                                                                       3,268,913

--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--1.5%
 Beckman Coulter, Inc.                                59,000           2,397,760
--------------------------------------------------------------------------------
 Guidant Corp. 2                                      82,100           3,644,419
--------------------------------------------------------------------------------
 Millipore Corp. 1                                    32,000           1,419,840
                                                                 ---------------
                                                                       7,462,019

--------------------------------------------------------------------------------
 Health Care Providers & Services--1.0%
 Aetna, Inc.                                          32,900           1,980,580
--------------------------------------------------------------------------------
 Covance, Inc. 1                                      88,000           1,592,800
--------------------------------------------------------------------------------
 Service Corp. International 1                       304,000           1,176,480
                                                                 ---------------
                                                                       4,749,860

--------------------------------------------------------------------------------
 Pharmaceuticals--5.3%
 Abbott Laboratories 2                                96,500           4,222,840
--------------------------------------------------------------------------------
 AstraZeneca plc                                      40,300           1,633,658
--------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.                             67,400           1,829,910
--------------------------------------------------------------------------------
 GlaxoSmithKline plc, ADR                             62,600           2,537,804
--------------------------------------------------------------------------------
 Johnson & Johnson 2                                  72,500           3,748,250
--------------------------------------------------------------------------------
 Novartis AG                                          92,907           3,676,361
--------------------------------------------------------------------------------
 Pfizer, Inc.                                        140,700           4,804,905
--------------------------------------------------------------------------------
 Schering-Plough Corp.                               110,000           2,046,000
--------------------------------------------------------------------------------
 Watson Pharmaceuticals, Inc. 1                       31,900           1,287,803
                                                                 ---------------
                                                                      25,787,531

--------------------------------------------------------------------------------
 Industrials--5.3%
--------------------------------------------------------------------------------
 Aerospace & Defense--2.0%
 Boeing Co.                                           97,200           3,335,904
--------------------------------------------------------------------------------
 Empresa Brasileira de Aeronautica
 SA (Embraer), ADR                                   101,400           1,936,740


                                                                    Market Value
                                                      Shares          See Note 1
--------------------------------------------------------------------------------
 Aerospace & Defense Continued
 Northrop Grumman Corp. 2                             10,700     $       923,303
--------------------------------------------------------------------------------
 Orbital Sciences Corp. 1                            451,976           3,299,425
                                                                 ---------------
                                                                       9,495,372

--------------------------------------------------------------------------------
 Airlines--0.1%
 Singapore Airlines Ltd.                             116,000             685,065
--------------------------------------------------------------------------------
 Commercial Services & Supplies--2.1%
 Brink's Co. (The)                                    82,000           1,194,740
--------------------------------------------------------------------------------
 Cendant Corp. 1                                     483,800           8,863,216
                                                                 ---------------
                                                                      10,057,956

--------------------------------------------------------------------------------
 Industrial Conglomerates--0.3%
 Tyco International Ltd. 2                            76,000           1,442,480
--------------------------------------------------------------------------------
 Road & Rail--0.8%
 Burlington Northern Santa Fe Corp.                   40,600           1,154,664
--------------------------------------------------------------------------------
 Canadian National Railway Co.                        22,000           1,061,720
--------------------------------------------------------------------------------
 Swift Transportation Co., Inc. 1                     90,000           1,675,800
                                                                 ---------------
                                                                       3,892,184

--------------------------------------------------------------------------------
 Information Technology--7.6%
--------------------------------------------------------------------------------
 Communications Equipment--0.2%
 Cisco Systems, Inc. 1,2                              20,000             333,800
--------------------------------------------------------------------------------
 QUALCOMM, Inc.                                       14,300             511,225
                                                                 ---------------
                                                                         845,025

--------------------------------------------------------------------------------
 Computers & Peripherals--3.3%
 Hewlett-Packard Co.                                 342,300           7,290,990
--------------------------------------------------------------------------------
 International Business Machines
 Corp. 2                                             102,300           8,439,750
                                                                 ---------------
                                                                      15,730,740

--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--1.1%
 Flextronics International Ltd. 1                    370,600           3,850,534
--------------------------------------------------------------------------------
 Keyence Corp.                                         9,160           1,678,284
                                                                 ---------------
                                                                       5,528,818

--------------------------------------------------------------------------------
 IT Services--0.3%
 Infosys Technologies Ltd.,
 Sponsored ADR                                        10,700             574,055
--------------------------------------------------------------------------------
 Titan Corp. (The) 1                                  88,400             909,636
                                                                 ---------------
                                                                       1,483,691

--------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--2.0%
 Analog Devices, Inc. 1,2                             40,200           1,399,764
--------------------------------------------------------------------------------
 ASML Holding NV 1                                    79,200             757,152
--------------------------------------------------------------------------------
 Intel Corp. 2                                       164,600           3,421,047
--------------------------------------------------------------------------------
 KLA-Tencor Corp. 1,2                                 20,500             953,045
--------------------------------------------------------------------------------
 Novellus Systems, Inc. 1                             32,400           1,186,520



                  5 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                                                    Market Value
                                                      Shares          See Note 1
--------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment Continued
 STMicroelectronics NV, NY
 Registered Shares 2                                  43,000     $       893,970
--------------------------------------------------------------------------------
 Teradyne, Inc. 1                                     69,500           1,203,045
                                                                 ---------------
                                                                       9,814,543

--------------------------------------------------------------------------------
 Software--0.7%
 BEA Systems, Inc. 1,2                               103,000           1,118,580
--------------------------------------------------------------------------------
 Microsoft Corp.                                      56,900           1,457,209
--------------------------------------------------------------------------------
 Red Hat, Inc. 1                                     111,000             840,270
                                                                 ---------------
                                                                       3,416,059

--------------------------------------------------------------------------------
 Materials--1.3%
--------------------------------------------------------------------------------
 Chemicals--1.0%
 Engelhard Corp.                                      76,700           1,899,859
--------------------------------------------------------------------------------
 International Flavors &
 Fragrances, Inc.                                     29,000             925,970
--------------------------------------------------------------------------------
 Monsanto Co.                                         57,732           1,249,321
--------------------------------------------------------------------------------
 Praxair, Inc. 2                                      15,900             955,590
--------------------------------------------------------------------------------
 Sterling Chemicals, Inc. 1                               12                 204
                                                                 ---------------
                                                                       5,030,944

--------------------------------------------------------------------------------
 Metals & Mining--0.3%
 Companhia Vale do Rio Doce,
 Sponsored ADR                                        54,000           1,498,500
--------------------------------------------------------------------------------
 Telecommunication Services--0.9%
--------------------------------------------------------------------------------
 Diversified Telecommunication Services--0.1%
 IDT Corp., Cl. B 1                                   31,300             550,880
--------------------------------------------------------------------------------
 WorldCom, Inc./WorldCom Group 1                     375,000              14,250
                                                                 ---------------
                                                                         565,130

--------------------------------------------------------------------------------
 Wireless Telecommunication Services--0.8%
 AT&T Corp.                                           57,000           1,097,250
--------------------------------------------------------------------------------
 AT&T Wireless Services, Inc. 1,2                    330,000           2,709,300
                                                                 ---------------
                                                                       3,806,550

--------------------------------------------------------------------------------
 Utilities--1.8%
--------------------------------------------------------------------------------
 Electric Utilities--1.4%
 AES Corp. (The) 1                                   381,000           2,419,350
--------------------------------------------------------------------------------
 Dominion Resources, Inc.                             20,100           1,291,827
--------------------------------------------------------------------------------
 Edison International 1,2                             67,000           1,100,810
--------------------------------------------------------------------------------
 PG&E Corp. 1                                         34,700             733,905
--------------------------------------------------------------------------------
 Public Service Enterprise Group, Inc.                19,100             806,975
--------------------------------------------------------------------------------
 Westar Energy, Inc.                                  35,200             571,296
                                                                 ---------------
                                                                       6,924,163

--------------------------------------------------------------------------------
 Multi-Utilities & Unregulated Power--0.4%
 Equitable Resources, Inc.                            44,400           1,808,856
                                                                 ---------------
 Total Common Stocks (Cost $201,889,170)                             263,160,256


                                                                    Market Value
                                                      Shares          See Note 1
--------------------------------------------------------------------------------
 Preferred Stocks--0.4%
 Qwest Trends Trust, 5.75% Cv. 3                      43,000     $       474,290
--------------------------------------------------------------------------------
 Rouse Co. (The), $3.00 Cv., Series B                 23,000           1,262,470
                                                                 ---------------
 Total Preferred Stocks (Cost $2,957,015)                              1,736,760

                                                       Units
--------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%
 Applera Corp./Applied Biosystems
 Group Wts., Exp. 9/11/03 1,4                            249               1,245
--------------------------------------------------------------------------------
 Covergent Communications,
 Inc. Wts., Exp. 4/1/08 1,4                            1,000                  10
--------------------------------------------------------------------------------
 HF Holdings, Inc. Wts.,
 Exp. 9/27/09 1,4                                      2,593                 583
--------------------------------------------------------------------------------
 Sterling Chemicals, Inc. Wts.,
 Exp. 12/19/08 1                                         681                  --
--------------------------------------------------------------------------------
 Sun Healthcare Group, Inc. Wts.,
 Exp. 2/28/05 1,4                                      1,241                 621
--------------------------------------------------------------------------------
 United Mexican States Bonds,
 Series E Rts., Exp. 6/30/07 1,4                   4,450,000               2,670
--------------------------------------------------------------------------------
 United Mexican States
 Collateralized Fixed Rate Par Bonds:
 Series B, 6.25%, 12/31/19 Rts.,
 Exp. 6/30/04 1                                    4,450,000              50,063
 Series C, 6.25%, 12/31/19 Rts.,
 Exp. 6/30/05 1,4                                  4,450,000              15,575
 Series D, 6.25%, 12/31/19 Rts.,
 Exp. 6/30/06 1,4                                  4,450,000               4,895
--------------------------------------------------------------------------------
 XO Communications, Inc.:
 Cl. A Wts., Exp. 1/16/10 1                              506               1,670
 Cl. B Wts., Exp. 1/16/10 1                              379                 606
 Cl. C Wts., Exp. 1/16/10 1                              379                 208
                                                                 ---------------
 Total Rights, Warrants and
 Certificates (Cost $40,536)                                              78,146

                                                   Principal
                                                      Amount
--------------------------------------------------------------------------------
 Asset-Backed Securities--4.8%
 BMW Vehicle Owner Trust, Automobile
 Loan Certificates, Series 2003-A,
 Cl. A2, 1.45%, 11/25/05 4                      $  1,560,000           1,563,829
--------------------------------------------------------------------------------
 Capital Auto Receivables Asset Trust,
 Automobile Mtg.-Backed Nts.,
 Series 2003-2, Cl. A2A, 1.20%, 5/16/05            1,470,000           1,469,412
--------------------------------------------------------------------------------
 Caterpillar Financial Asset Trust,
 Equipment Loan Pass-Through
 Certificates, Series 2003-A, Cl. A2,
 1.25%, 10/25/05                                     880,000             879,958
--------------------------------------------------------------------------------
 Centex Home Equity Co. LLC,
 Home Equity Loan Asset-Backed Certificates:
 Series 2003-A, Cl. AF1, 1.836%,
 10/25/17                                            443,074             443,455
 Series 2003-B, Cl. AF1, 1.64%, 2/25/18              540,000             540,000


                  6 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

                                                   Principal        Market Value
                                                      Amount          See Note 1
--------------------------------------------------------------------------------
 Asset-Backed Securities Continued
 Chase Funding Mortgage Loan
 Asset-Backed Certificates, Home
 Equity Mtg. Obligations, Series
 2003-3, Cl. 1A1, 1.40%, 8/25/17 5              $    785,883     $       785,772
--------------------------------------------------------------------------------
 Chase Manhattan Auto Owner Trust,
 Automobile Loan Pass-Through
 Certificates, Series 2003-A, Cl. A2,
 1.26%, 1/16/06 4                                    560,000             560,512
--------------------------------------------------------------------------------
 CitiFinancial Mortgage
 Securities, Inc., Home Equity
 Collateralized Mtg. Obligations:
 Series 2003-1, Cl. AF1, 1.94%,
 1/25/33 4                                         1,110,662           1,112,422
 Series 2003-2, Cl. AF1, 1.128%,
 5/25/33 5                                         1,040,000           1,040,000
--------------------------------------------------------------------------------
 Ford Credit Auto Owner Trust,
 Automobile Installment Sales,
 Series 2003-A, Cl. A2A, 1.62%, 8/15/05              930,000             932,351
--------------------------------------------------------------------------------
 Harley-Davidson Motorcycle Trust,
 Motorcycle Receivable Nts.,
 Series 2002-2, Cl. A1, 1.91%, 4/16/07               315,728             317,182
--------------------------------------------------------------------------------
 Honda Auto Receivables Owner Trust,
 Automobile Receivables Obligations:
 Series 2003-1, Cl. A2, 1.46%, 9/19/05             1,390,000           1,392,755
 Series 2003-2, Cl. A2, 1.34%, 12/21/05            1,603,000           1,605,558
--------------------------------------------------------------------------------
 Nissan Auto Receivables Owner
 Trust, Auto Receivable Nts.:
 Series 2003-A, Cl. A2, 1.45%,
 5/16/05 4                                         1,980,000           1,983,121
 Series 2003-B, Cl. A2, 1.20%,
 11/15/05                                          2,140,000           2,140,000
--------------------------------------------------------------------------------
 Residential Funding Mortgage
 Securities II, Inc., Home Equity Loan
 Pass-Through Certificates, Series
 2003-HS1, Cl. AI2, 1.135%, 1/25/33 4,5            1,585,821           1,585,984
--------------------------------------------------------------------------------
 Toyota Auto Receivables Owner
 Trust, Automobile Mtg.-Backed
 Obligations, Series 2003-A, Cl. A2, 1.28%,
 8/15/05                                           2,110,000           2,111,532
--------------------------------------------------------------------------------
 Volkswagen Auto Loan Enhanced
 Trust, Automobile Loan Receivables,
 Series 2003-1, Cl. A2, 1.11%, 12/20/05            2,770,000           2,768,810
                                                                 ---------------
 Total Asset-Backed Securities
 (Cost $23,213,198)                                                   23,232,653

--------------------------------------------------------------------------------
 Mortgage-Backed Obligations--19.5%
 Federal Home Loan Mortgage Corp.,
 Gtd. Mtg. Pass-Through Participation
 Certificates, 7%, 5/1/29                          1,150,063           1,206,686
--------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.,
 Real Estate Mtg. Investment Conduit
 Multiclass Certificates, Series 2551,
 Cl. FD, 1.71%, 1/15/33 5                            885,017             886,811
--------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 5.50%, 7/14/33 6                                  3,841,000           3,970,634
 6%, 5/1/16                                        7,820,502           8,164,972
 6%, 7/25/33 6                                    14,270,000          14,831,881



                                                   Principal        Market Value
                                                      Amount          See Note 1
--------------------------------------------------------------------------------
 Federal National Mortgage Assn.: Continued
 6.50%, 11/1/27-12/1/27                        $     967,527     $     1,011,263
 6.50%, 7/1/33 6                                  20,655,000          21,532,837
 7%, 7/14/33-8/25/33 6                            31,841,000          33,537,246
 8.50%, 7/1/32                                       328,852             353,602
--------------------------------------------------------------------------------
 Federal National Mortgage Assn.,
 Collateralized Mtg. Obligations,
 Gtd. Real Estate Mtg. Investment
 Conduit Pass-Through Certificates,
 Trust 2002-77, Cl. WF, 1.508%,
 12/18/32 5                                        1,386,575           1,389,711
--------------------------------------------------------------------------------
 FHLMC Structured Pass-Through
 Securities, Collateralized Mtg. Obligations:
 Series H002, Cl. A2, 1.861%, 12/15/06               480,786             480,354
 Series H003, Cl. A2, 1.88%, 1/15/07               1,449,686           1,463,260
 Series H006, Cl. A1, 1.724%,
 4/15/08 4                                         1,008,760           1,010,986
--------------------------------------------------------------------------------
 Government National Mortgage
 Assn., 8%, 4/15/23                                  564,226             614,885
--------------------------------------------------------------------------------
 Prudential Mortgage Capital Co. II LLC,
 Commercial Mtg. Pass-Through
 Certificates, Series PRU-HTG
 2000-C1, Cl. A2, 7.306%, 10/6/15                    983,000           1,184,377
--------------------------------------------------------------------------------
 Washington Mutual Mortgage
 Securities Corp., Collateralized Mtg.
 Obligations, Pass-Through Certificates:
 Series 2002-AR19, Cl. A1, 1.77%,
 1/25/33 5                                           580,221             580,881
 Series 2003-AR7, Cl. A1, 1.507%,
 8/25/33                                           2,070,000           2,070,000
--------------------------------------------------------------------------------
 Wells Fargo Mortgage-Backed
 Securities Trust, Collateralized Mtg.
 Obligations, Series 2003-A, Cl. A1,
 1.79%, 2/25/33 4                                     68,204              68,293
                                                                 ---------------
 Total Mortgage-Backed Obligations
 (Cost $93,675,345)                                                   94,358,679

--------------------------------------------------------------------------------
 U.S. Government Obligations--8.0%
 Federal Home Loan Bank Unsec.
 Bonds, Series EY06, 5.25%, 8/15/06                2,045,000           2,254,406
--------------------------------------------------------------------------------
 Federal Home Loan Mortgage
 Corp. Unsec. Nts.:
 4.50%, 1/15/13                                    2,470,000           2,599,742
 5.50%, 7/15/06                                    1,282,000           1,419,711
--------------------------------------------------------------------------------
 Federal National Mortgage Assn.
 Nts., 7.125%, 1/15/30                               400,000             520,948
--------------------------------------------------------------------------------
 Federal National Mortgage Assn.
 Unsec. Nts.:
 4.25%, 7/15/07                                    1,600,000           1,723,344
 7.25%, 1/15/10-5/15/30                            5,900,000           7,536,784
--------------------------------------------------------------------------------
 Tennessee Valley Authority Bonds:
 5.375%, 11/13/08                                    247,000             278,515
 7.125%, 5/1/30                                      402,000             526,167



                  7 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued



                                                   Principal        Market Value
                                                      Amount          See Note 1
--------------------------------------------------------------------------------
 U.S. Government Obligations Continued
 U.S. Treasury Bonds:
 5.375%, 2/15/31                               $   1,649,000     $     1,857,381
 6%, 2/15/26                                         575,000             687,507
 7.50%, 11/15/16                                   1,310,000           1,778,684
 8.875%, 8/15/17                                   3,468,000           5,247,517
 STRIPS, 2.99%, 2/15/10 7                            540,000             439,615
 STRIPS, 3.23%, 2/15/11 7                            249,000             193,007
 STRIPS, 3.66%, 2/15/13 7                            161,000             111,866
 STRIPS, 5.50%, 11/15/26 7                         5,555,000           1,731,616
 STRIPS, 6.54%, 8/15/15 7                          6,035,000           3,646,305
--------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 3.625%, 5/15/13                                   1,866,000           1,881,163
 6.25%, 2/15/07                                    3,800,000           4,371,189
                                                                 ---------------
 Total U.S. Government
 Obligations (Cost $35,224,867)                                       38,805,467

--------------------------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes--12.5%
 ABN Amro Bank NV (NY Branch),
 7.125% Sub. Nts., Series B, 10/15/93                400,000             478,942
--------------------------------------------------------------------------------
 AEP Resources, Inc., 6.50% Sr. Nts.,
 12/1/03 3                                           840,000             853,864
--------------------------------------------------------------------------------
 Aetna, Inc., 7.375% Sr. Unsec. Nts.,
 3/1/06                                              336,000             377,896
--------------------------------------------------------------------------------
 Albertson's, Inc., 7.45% Unsec. Debs.,
 8/1/29                                              380,000             430,519
--------------------------------------------------------------------------------
 Allied Waste North America, Inc.,
 10% Sr. Unsec. Sub. Nts.,
 Series B, 8/1/09                                    400,000             427,000
--------------------------------------------------------------------------------
 American International Group, Inc./
 SunAmerica Global Financing VI,
 6.30% Sr. Sec. Nts., 5/10/11 3                    1,000,000           1,148,639
--------------------------------------------------------------------------------
 Amgen, Inc., 8.125% Unsec. Debs.,
 4/1/97                                               91,000             117,361
--------------------------------------------------------------------------------
 AT&T Wireless Services, Inc.:
 7.50% Sr. Unsec. Nts., 5/1/07                       425,000             490,402
 8.75% Sr. Unsec. Nts., 3/1/31                       305,000             378,343
--------------------------------------------------------------------------------
 AXA Group, 8.60% Unsec. Sub.
 Nts., 12/15/30                                      750,000             969,467
--------------------------------------------------------------------------------
 Bank of America Corp., 7.80% Jr.
 Unsec. Sub. Nts., 2/15/10                           400,000             493,829
--------------------------------------------------------------------------------
 Bankers Trust Corp., 7.375%
 Unsec. Sub. Nts., 5/1/08                            100,000             117,383
--------------------------------------------------------------------------------
 Boeing Capital Corp.:
 6.50% Nts., 2/15/12 8                               750,000             847,211
 7.375% Sr. Nts., 9/27/10                          1,340,000           1,590,111
--------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.,
 5.75% Nts., 10/1/11 8                             1,000,000           1,114,742
--------------------------------------------------------------------------------
 British Sky Broadcasting Group plc,
 8.20% Sr. Unsec. Nts., 7/15/09                      425,000             504,363


                                                   Principal        Market Value
                                                      Amount          See Note 1
--------------------------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes Continued
 Cambridge Industries, Inc.,
 Liquidating Trust Interests,
 7/15/07 1,9                                    $    309,823     $            --
--------------------------------------------------------------------------------
 CenterPoint Energy, Inc.,
 5.875% Nts., 6/1/08 3                               560,000             564,224
--------------------------------------------------------------------------------
 CIT Group, Inc., 7.75% Sr. Unsec.
 Unsub. Nts., 4/2/12                               1,000,000           1,194,311
--------------------------------------------------------------------------------
 Citigroup, Inc., 6.875%
 Unsec. Nts., 2/15/98                                450,000             541,798
--------------------------------------------------------------------------------
 Citizens Communications Co.,
 9.25% Sr. Nts., 5/15/11                             555,000             719,416
--------------------------------------------------------------------------------
 Clear Channel Communications, Inc.,
 7.65% Sr. Nts., 9/15/10                             555,000             669,029
--------------------------------------------------------------------------------
 Coca-Cola Co. (The), 7.375%
 Unsec. Debs., 7/29/93                               360,000             440,981
--------------------------------------------------------------------------------
 Conoco, Inc., 6.95% Sr.
 Unsec. Nts., 4/15/29                                400,000             482,842
--------------------------------------------------------------------------------
 Credit Suisse First Boston, Inc. (USA),
 6.125% Nts., 11/15/11                               860,000             965,001
--------------------------------------------------------------------------------
 CSX Corp., 6.25% Unsec. Nts., 10/15/08              585,000             668,782
--------------------------------------------------------------------------------
 DaimlerChrysler NA Holding Corp.,
 6.40% Nts., 5/15/06 8                               965,000           1,054,511
--------------------------------------------------------------------------------
 Delhaize America, Inc., 9% Unsub.
 Debs., 4/15/31                                      440,000             486,200
--------------------------------------------------------------------------------
 Deutsche Telekom International
 Finance BV:
 8.25% Unsec. Unsub. Nts., 6/15/05 5                 295,000             329,143
 8.75% Unsec. Unsub. Nts., 6/15/30                   250,000             319,667
--------------------------------------------------------------------------------
 Doman Industries Ltd., 8.75% Sr. Nts.,
 3/15/04 1,4,9                                       700,000             154,000
--------------------------------------------------------------------------------
 Dominion Resources, Inc., 8.125% Sr.
 Unsub. Nts., 6/15/10                                435,000             539,942
--------------------------------------------------------------------------------
 DTE Energy Co., 6.375% Sr. Nts.,
 4/15/33                                             605,000             633,041
--------------------------------------------------------------------------------
 Duke Energy Corp., 5.625% Nts.,
 11/30/12                                            330,000             355,582
--------------------------------------------------------------------------------
 EOP Operating LP, 8.375% Nts.,
 3/15/06                                             425,000             487,590
--------------------------------------------------------------------------------
 FirstEnergy Corp., 7.375% Sr.
 Unsub. Nts., Series C, 11/15/31                     765,000             860,085
--------------------------------------------------------------------------------
 Ford Motor Co.:
 7.45% Bonds, 7/16/31                                590,000             541,978
 7.70% Unsec. Debs., 5/15/97                         400,000             360,397
--------------------------------------------------------------------------------
 France Telecom SA:
 8.70% Sr. Unsec. Nts., 3/1/06                       105,000             119,857
 9.25% Sr. Unsec. Nts., 3/1/11                       370,000             466,480
 10% Sr. Unsec. Nts., 3/1/31 5                       230,000             319,386
--------------------------------------------------------------------------------
 Franklin Resources, Inc.,
 3.70% Nts., 4/15/08                                 401,000             410,801



                  8 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

                                                   Principal        Market Value
                                                      Amount          See Note 1
--------------------------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes Continued
 General Electric Capital Corp.:
 5.875% Nts., Series MTNA, 2/15/12              $    440,000     $       493,031
 6.75% Nts., Series A, 3/15/32                       195,000             228,851
 7.25% Nts., Series A, 2/1/05                        400,000             436,499
--------------------------------------------------------------------------------
 General Motors Acceptance Corp.,
 6.875% Unsec. Unsub. Nts., 8/28/12                1,500,000           1,498,995
--------------------------------------------------------------------------------
 Goldman Sachs Group, Inc. (The),
 7.80% Sr. Unsec. Unsub. Nts., Series B,
 1/28/10                                             400,000             494,522
--------------------------------------------------------------------------------
 Hartford Financial Services Group, Inc.
 (The), 2.375% Nts., 6/1/06                          325,000             324,942
--------------------------------------------------------------------------------
 Health Net, Inc., 8.375% Sr. Unsec.
 Unsub. Nts., 4/15/11                                149,000             181,376
--------------------------------------------------------------------------------
 Hertz Corp. (The), 7.625% Sr. Nts.,
 6/1/12                                            1,280,000           1,302,173
--------------------------------------------------------------------------------
 Household Finance Corp., 7% Nts.,
 5/15/12                                             820,000             972,244
--------------------------------------------------------------------------------
 Huntsman Corp./ICI Chemical Co. plc,
 Zero Coupon Sr. Unsec. Disc. Nts.,
 13.08%, 12/31/09 7                                  500,000             197,500
--------------------------------------------------------------------------------
 Hutchison Whampoa International
 Ltd., 6.50% Nts., 2/13/13 3                         745,000             783,289
--------------------------------------------------------------------------------
 IT Group, Inc., 11.25% Sr. Unsec.
 Sub. Nts., Series B, 4/1/09 1,4,9                   400,000                  --
--------------------------------------------------------------------------------
 J.P. Morgan Chase & Co., 6.75%
 Sub. Nts., 2/1/11                                   750,000             881,609
--------------------------------------------------------------------------------
 Kaiser Aluminum & Chemical Corp.:
 10.875% Sr. Nts., Series B,
 10/15/06 1,4,9                                      250,000             196,250
 12.75% Sr. Sub. Nts., 2/1/04 1,4,9                  800,000              50,000
--------------------------------------------------------------------------------
 Kinder Morgan, Inc., 6.50% Sr.
 Unsec. Nts., 9/1/12                                 595,000             683,250
--------------------------------------------------------------------------------
 Kroger Co. (The), 7.80% Sr. Nts.,
 8/15/07                                             905,000           1,048,986
--------------------------------------------------------------------------------
 Leap Wireless International, Inc.:
 0%/14.50% Sr. Unsec. Disc. Nts.,
 4/15/10 1,4,9,10                                    300,000              28,500
 12.50% Sr. Nts., 4/15/10 4,9                        400,000              54,000
--------------------------------------------------------------------------------
 Lockheed Martin Corp.,
 8.50% Bonds, 12/1/29                                585,000             797,618
--------------------------------------------------------------------------------
 Marsh & McLennan Cos., Inc.,
 4.85% Nts., 2/15/13                                 436,000             454,439
--------------------------------------------------------------------------------
 MeriStar Hospitality Corp., 8.75% Sr.
 Unsec. Sub. Nts., 8/15/07                           500,000             452,500
--------------------------------------------------------------------------------
 Metallurg, Inc., 11% Sr. Nts., 12/1/07              450,000             245,250
--------------------------------------------------------------------------------
 Morgan Stanley, 6.60% Nts., 4/1/12                  570,000             659,688
--------------------------------------------------------------------------------
 News America Holdings, Inc.,
 7.75% Sr. Unsec. Debs., 12/1/45                     700,000             835,603
--------------------------------------------------------------------------------
 Nextlink Communications, Inc.,
 Escrow Shares, 6/1/09 1,9                           350,000                  --
--------------------------------------------------------------------------------
 NiSource Finance Corp., 7.875% Sr.
 Unsec. Nts., 11/15/10                               730,000             863,149


                                                   Principal        Market Value
                                                      Amount          See Note 1
--------------------------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes Continued
 NorAm Energy Corp., 6.375% Unsec.
 Term Enhanced Remarketable Nts.,
 11/1/03                                        $     95,000     $        95,961
--------------------------------------------------------------------------------
 Northrop Grumman Corp.,
 7.125% Sr. Nts., 2/15/11                            635,000             761,830
--------------------------------------------------------------------------------
 Omnipoint Corp., 11.50% Sr. Nts.,
 9/15/09 3                                           250,000             293,438
--------------------------------------------------------------------------------
 Orbcomm Global LP, Escrow Shares,
 8/15/04 1,9                                         200,000                  --
--------------------------------------------------------------------------------
 PF Export Receivables Master Trust,
 3.748% Sr. Nts., Series B, 6/1/13 4                 445,000             447,893
--------------------------------------------------------------------------------
 Progress Energy, Inc., 6.55% Sr.
 Unsec. Nts., 3/1/04                               1,095,000           1,129,873
--------------------------------------------------------------------------------
 Prudential Holdings LLC, 8.695%
 Bonds, Series C, 12/18/23 3                         860,000           1,091,815
--------------------------------------------------------------------------------
 R&B Falcon Corp., 9.50% Sr.
 Unsec. Nts., 12/15/08                               500,000             648,602
--------------------------------------------------------------------------------
 Raytheon Co., 6.50% Unsec. Nts.,
 7/15/05                                             835,000             908,139
--------------------------------------------------------------------------------
 Riverwood International Corp.:
 10.625% Sr. Unsec. Nts., 8/1/07                     500,000             521,250
 10.875% Sr. Sub. Nts., 4/1/08                       250,000             257,500
--------------------------------------------------------------------------------
 Rogers Wireless Communications,
 Inc., 9.625% Sr. Sec. Nts., 5/1/11                  168,000             194,040
--------------------------------------------------------------------------------
 Safeway, Inc., 3.80% Sr. Unsec. Nts.,
 8/15/05                                           1,080,000           1,109,281
--------------------------------------------------------------------------------
 Sears Roebuck Acceptance Corp.,
 3.18% Nts., Series VII, 2/25/04 5                   760,000             762,283
--------------------------------------------------------------------------------
 Sprint Capital Corp., 8.75% Nts.,
 3/15/32                                             830,000             997,045
--------------------------------------------------------------------------------
 Sterling Chemicals, Inc.:
 10% Sr. Sec. Nts., 12/19/07 4                       207,724             192,924
 11.25% Sr. Sub. Nts., 8/15/06 1,9                   335,000                  --
 11.75% Sr. Unsec. Sub. Nts.,
 8/15/06 1,9                                         335,000                  --
--------------------------------------------------------------------------------
 Target Corp., 5.40% Nts., 10/1/08                   665,000             746,020
--------------------------------------------------------------------------------
 TCI Communications, Inc.,
 9.80% Sr. Unsec. Debs., 2/1/12                    1,090,000           1,446,143
--------------------------------------------------------------------------------
 TECO Energy, Inc., 10.50% Sr.
 Unsec. Nts., 12/1/07                                475,000             544,469
--------------------------------------------------------------------------------
 Time Warner Entertainment Co. LP:
 8.375% Sr. Debs., 3/15/23                            10,000              12,644
 10.15% Sr. Nts., 5/1/12                             500,000             685,365
--------------------------------------------------------------------------------
 Time Warner, Inc., 9.125% Debs.,
 1/15/13                                             530,000             680,178
--------------------------------------------------------------------------------
 Tyco International Group SA:
 6.375% Nts., 10/15/11                               750,000             795,000
 6.75% Sr. Unsub. Nts., 2/15/11                    1,035,000           1,102,275
--------------------------------------------------------------------------------
 United Pan-Europe Communications
 NV, 10.875% Sr. Unsec. Nts., Series B,
 8/1/09 1,9                                          400,000              88,000


                  9 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                                   Principal        Market Value
                                                      Amount          See Note 1
--------------------------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes Continued
 Verizon Global Funding Corp.,
 7.75% Sr. Unsub. Nts., 12/1/30                 $  1,095,000     $     1,392,187
--------------------------------------------------------------------------------
 Viacom, Inc., 7.70% Sr. Unsec. Nts.,
 7/30/10                                           1,350,000           1,673,525
--------------------------------------------------------------------------------
 Vornado Realty LP, 5.625% Sr. Unsec.
 Unsub. Nts., 6/15/07                                680,000             730,271
--------------------------------------------------------------------------------
 Walt Disney Co. (The), 6.375% Sr.
 Unsec. Nts., 3/1/12                               1,000,000           1,141,798
--------------------------------------------------------------------------------
 Waste Management, Inc.:
 7% Sr. Nts., 7/15/28                                220,000             251,600
 7.375% Sr. Unsub. Nts., 8/1/10                      435,000             522,709
--------------------------------------------------------------------------------
 Weyerhaeuser Co., 5.50% Unsec.
 Unsub. Nts., 3/15/05                                800,000             846,683
--------------------------------------------------------------------------------
 WorldCom, Inc., 6.95% Sr. Unsec. Nts.,
 8/15/28 1,9                                         900,000             267,750
                                                                 ---------------
 Total Non-Convertible Corporate
 Bonds and Notes (Cost $58,618,091)                                   60,527,871

--------------------------------------------------------------------------------
 Convertible Corporate Bonds and Notes--0.0%
 Gilat Satellite Networks Ltd., 0%/4%
 Cv. Sec. Nts., 10/1/12 10
 (Cost $100,246)                                     356,803             112,393



                                                   Principal        Market Value
                                                      Amount          See Note 1
--------------------------------------------------------------------------------
 Structured Notes--3.6%
 Deutsche Bank AG, COUNTS Corp.
 Sec. Bond Linked Nts., Series 2003-1,
 3.019%, 1/7/05 4,5                            $  3,550,000     $     3,506,335
--------------------------------------------------------------------------------
 JPMorgan Chase Bank:
 High Yield Index-100 Nts.,
 8%, 6/20/08                                      3,650,000           3,786,875
 High Yield Index-BB Nts., 6.40%,
 6/20/08                                          6,100,000           6,214,375
--------------------------------------------------------------------------------
 UBS AG, High Grade Credit Linked
 Nts., 2.849%, 12/10/04 5                         3,550,000           3,550,000
                                                                ---------------
 Total Structured Notes
 (Cost $17,076,389)                                                  17,057,585

--------------------------------------------------------------------------------
 Joint Repurchase Agreements--12.3% 11
 Undivided interest of 13.46% in joint
 repurchase agreement (Principal
 Amount/Market Value $440,796,000,
 with a maturity value of $440,808,979) with
 Banc One Capital Markets, Inc., 1.06%,
 dated 6/30/03, to be repurchased at
 $59,341,747 on 7/1/03, collateralized by
 U.S. Treasury Bonds, 3.375%, 4/30/04,
 with a value of $449,915,616
 (Cost $59,340,000)                              59,340,000          59,340,000

--------------------------------------------------------------------------------
 Total Investments, at Value
 (Cost $492,134,857)                               115.5%           558,409,810
--------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets             (15.5)           (74,807,672)
                                                 -------------------------------
 Net Assets                                        100.0%      $    483,602,138
                                                 ===============================



                  10 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

Footnotes to Statement of Investments
1. Non-income producing security.
2. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                                     Contracts        Expiration       Exercise           Premium       Market Value
                                               Subject to Call             Dates          Price          Received         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
 AT&T Wireless Services, Inc.                              720           1/20/04           $ 12.50     $   69,836         $    7,200
 Abbott Laboratories                                       200           1/19/04             60.00         17,800                 --
 Altria Group, Inc.                                        155           1/20/04             40.00         77,034             99,200
 American International Group, Inc.                         60           1/20/04             90.00         11,820                 --
 Analog Devices, Inc.                                      150           1/20/04             55.00         24,750              3,750
 BEA Systems, Inc.                                         300           1/20/04             25.00         26,700                 --
 Bank of New York Co., Inc. (The)                           66           1/20/04             40.00          7,722                 --
 Cisco Systems, Inc.                                       200           1/20/04             25.00         15,800              1,000
 EchoStar Communications Corp., Cl. A                      220           1/20/04             35.00         27,528             83,600
 Edison International                                      255           1/20/04             15.00         33,772             73,950
 Edison International                                       85           7/21/03             15.00          8,355             13,600
 Gap, Inc. (The)                                           450           1/20/04             20.00         43,424             65,250
 Guidant Corp.                                             180           1/20/04             50.00         15,523             37,800
 Intel Corp.                                               360           1/20/04             30.00         33,839              7,200
 International Business Machines Corp.                     128           1/20/04            130.00         20,096                 --
 J.P. Morgan Chase & Co.                                   440           1/20/04             35.00         44,879             99,000
 Johnson & Johnson                                         120           1/20/04             75.00         16,440                 --
 KLA-Tencor Corp.                                          150           1/20/04             50.00         56,549             67,500
 Merrill Lynch & Co., Inc.                                 223           1/20/04             60.00         39,470              8,920
 Nike, Inc., Cl. B                                         115           1/20/04             60.00         29,555             23,575
 Northrop Grumman Corp.                                     50           1/20/04            135.00         18,850                 --
 Praxair, Inc.                                              64           7/21/03             65.00         19,093                 --
 STMicroelectronics NV, NY Registered Shares               180           1/20/04             40.00         31,860              1,800
 Tyco International Ltd.                                   420           1/20/04             25.00         74,339             14,700
 Viacom, Inc., Cl. B                                       300           1/20/04             60.00         84,821              7,500
                                                                                                       -----------------------------
                                                                                                         $849,855           $615,545
                                                                                                       =============================

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $5,209,559 or 1.08% of the Fund's net assets as of June 30, 2003.
4. Identifies issues considered to be illiquid--See Note 9 of Notes to Financial Statements.
5. Represents the current interest rate for a variable or increasing rate security.
6. When-issued security to be delivered and settled after June 30, 2003. See
Note 1 of Notes to Financial Statements.
7. Zero coupon bond reflects effective yield on the date of purchase.
8. Securities with an aggregate market value of $2,561,127 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
9. Issuer is in default. See Note 1 of Notes to Financial Statements.
10. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
11. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

See accompanying Notes to Financial Statements.


                  11 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


 June 30, 2003


------------------------------------------------------------------------------------------------------------------------------------
 Assets
 Investments, at value (including cost and market
 value of $59,340,000 in repurchase agreements)
 (cost $492,134,857)--see accompanying statement                                                                      $ 558,409,810
------------------------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                                           515
------------------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold on a when-issued basis                                                                                 39,370,185
 Interest, dividends and principal paydowns                                                                               2,542,100
 Shares of beneficial interest sold                                                                                         225,213
 Other                                                                                                                        2,464
                                                                                                                      --------------
 Total assets                                                                                                           600,550,287

------------------------------------------------------------------------------------------------------------------------------------
 Liabilities
 Options written, at value (premiums received $849,855)--see accompanying statement                                         615,545
------------------------------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $113,421,528 purchased on a when-issued basis)                                        115,923,201
 Shares of beneficial interest redeemed                                                                                     313,367
 Daily variation on futures contracts                                                                                        51,558
 Service plan fees                                                                                                            3,368
 Trustees' compensation                                                                                                       1,678
 Transfer and shareholder servicing agent fees                                                                                  843
 Other                                                                                                                       38,589
                                                                                                                      --------------
 Total liabilities                                                                                                      116,948,149


------------------------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                                            $483,602,138
                                                                                                                      ==============


------------------------------------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                                                                            $     34,083
------------------------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                                             462,723,256
------------------------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                                                      4,815,371
------------------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                                         (50,529,570)
------------------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies  66,558,998
                                                                                                                      --------------
 Net Assets                                                                                                            $483,602,138
                                                                                                                      ==============


------------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Non-Service shares:
 Net asset value, redemption price per share and offering price per share (based on net assets of $475,684,151 and
 33,524,251 shares of beneficial interest outstanding)                                                                       $14.19
------------------------------------------------------------------------------------------------------------------------------------
 Service shares:
 Net asset value, redemption price per share and offering price per share (based on net assets of $7,917,987 and
 559,097 shares of beneficial interest outstanding)                                                                          $14.16


 See accompanying Notes to Financial Statements.


                  12 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

STATEMENT OF OPERATIONS  Unaudited


 For the Six Months Ended June 30, 2003


-----------------------------------------------------------------------------------------------------------------------
 Investment Income
 Interest                                                                                                  $ 4,638,980
-----------------------------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $56,276)                                                     1,952,663
                                                                                                          -------------
 Total investment income                                                                                     6,591,643

-----------------------------------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                                             1,657,211
-----------------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees--Service shares                                                              5,001
-----------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Non-Service shares                                                                                              5,426
 Service shares                                                                                                     52
-----------------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                            19,151
-----------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                                    16,515
-----------------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                          9,449
-----------------------------------------------------------------------------------------------------------------------
 Other                                                                                                          35,131
                                                                                                          -------------
 Total expenses                                                                                              1,747,936
 Less reduction to custodian expenses                                                                           (1,555)
                                                                                                          -------------
 Net expenses                                                                                                1,746,381

-----------------------------------------------------------------------------------------------------------------------
 Net Investment Income                                                                                       4,845,262

-----------------------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments (including premiums on options exercised)                                                     (12,960,311)
 Closing of futures contracts                                                                               (3,973,826)
 Closing and expiration of option contracts written                                                            958,767
 Foreign currency transactions                                                                                (262,578)
                                                                                                          -------------
 Net realized loss                                                                                         (16,237,948)
-----------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                                                57,986,488
 Futures contracts                                                                                           1,720,868
 Translation of assets and liabilities denominated in foreign currencies                                     1,077,273
                                                                                                          -------------
 Net change in unrealized appreciation                                                                      60,784,629


-----------------------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                                                      $49,391,943
                                                                                                          =============


 See accompanying Notes to Financial Statements.


                  13 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     Six Months                   Year
                                                                                          Ended                  Ended
                                                                                  June 30, 2003           December 31,
                                                                                    (Unaudited)                   2002
-----------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income                                                              $ 4,845,262           $ 17,145,616
-----------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                  (16,237,948)           (31,600,661)
-----------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                                60,784,629            (46,421,985)
                                                                                   ------------------------------------
 Net increase (decrease) in net assets resulting from operations                     49,391,943            (60,877,030)

-----------------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Non-Service shares                                                                 (13,791,025)           (19,151,437)
 Service shares                                                                         (86,954)                    --
-----------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Non-Service shares                                                                          --             (7,948,868)
 Service shares                                                                              --                     --

-----------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Non-Service shares                                                                 (18,233,576)           (46,188,223)
 Service shares                                                                       5,167,165              2,287,406

-----------------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                                           22,447,553           (131,878,152)
-----------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                461,154,585            593,032,737
                                                                                   ------------------------------------
 End of period [including undistributed net investment
 income of $4,815,371 and $13,848,088, respectively]                               $483,602,138           $461,154,585
                                                                                   ====================================


 See accompanying Notes to Financial Statements.


                  14 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months                                                            Year
                                                           Ended                                                           Ended
                                                   June 30, 2003                                                    December 31,
 Non-Service shares                                  (Unaudited)        2002          2001        2000          1999        1998
----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                    $ 13.16     $ 15.40       $ 16.55     $ 17.46       $ 17.05     $ 17.01
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .16         .50           .53         .72           .82         .71
 Net realized and unrealized gain (loss)                    1.28       (2.02)         (.19)        .38          1.04         .42
                                                         -------------------------------------------------------------------------
 Total from investment operations                           1.44       (1.52)          .34        1.10          1.86        1.13
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.41)       (.51)         (.64)       (.82)         (.59)       (.16)
 Distributions from net realized gain                         --        (.21)         (.85)      (1.19)         (.86)       (.93)
                                                         -------------------------------------------------------------------------
 Total dividends and/or distributions to shareholders       (.41)       (.72)        (1.49)      (2.01)        (1.45)      (1.09)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $14.19      $13.16        $15.40      $16.55        $17.46      $17.05
                                                         =========================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                        11.38%     (10.40)%        2.22%       6.44%        11.80%       6.66%

----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $475,684    $458,848      $593,033    $589,298      $578,783    $622,333
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $454,310    $517,516      $599,324    $566,724      $593,151    $640,131
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                      2.13%       3.31%         3.42%       4.36%         4.46%       4.05%
 Expenses, gross                                            0.76%       0.74%         0.76%       0.76%         0.73%       0.76% 3
 Expenses, net                                              0.76% 4     0.74% 4       0.76% 4     0.76% 4       0.73% 4     0.76%
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     129%         42%           30%         42%           17%         43%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.



                  15 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                           Six Months       Period
                                                                                Ended        Ended
                                                                        June 30, 2003 December 31,
 Service shares                                                           (Unaudited)       2002 1
-----------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                                         $13.14        $14.51
-----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                           .28           .13
 Net realized and unrealized gain (loss)                                        1.14         (1.50)
                                                                              -----------------------
 Total from investment operations                                               1.42         (1.37)
-----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                           (.40)           --
 Distributions from net realized gain                                             --            --
                                                                              -----------------------
 Total dividends and/or distributions to shareholders                           (.40)           --
-----------------------------------------------------------------------------------------------------
 Net asset value, end of period                                               $14.16        $13.14
                                                                              =======================

-----------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                            11.25%        (9.44)%

-----------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                                     $7,918        $2,306
-----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                            $4,065        $1,037
-----------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                                          1.82%         3.30%
 Expenses, gross                                                                1.01%         0.99%
 Expenses, net                                                                  1.01% 4       0.99% 4
-----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                         129%           42%


1. For the period from May 1, 2002 (inception of offering) to December 31, 2002.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.



                  16 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Multiple Strategies Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total investment return, which includes current income and capital appreciation in the value of its shares. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Structured Notes. The Fund invests in index-linked structured notes whose principal and/or interest depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2003, the market value of these securities comprised 3.6% of the Fund's net assets, and resulted in unrealized losses in the current period of $18,804.
--------------------------------------------------------------------------------
 Securities on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 2003, the Fund had entered into when-issued purchase commitments of $113,421,528. Additionally, the Fund had when-issued sale commitments of $39,370,185.
    In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund records the incremental difference between the forward purchase and sale of each forward roll as interest income.


                  17 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2003, securities with an aggregate market value of $838,500, representing 0.17% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
    As of June 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $46,882,138. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended December 31, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of December 31, 2002, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                              Expiring
                             -------------------------
                              2010         $13,317,573

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.



                  18 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 was as follows:

                                  Six Months Ended              Year Ended
                                     June 30, 2003       December 31, 2002
 --------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                      $13,877,979             $23,577,984
  Long-term capital gain                        --               3,522,321
                                       ------------------------------------
  Total                                $13,877,979             $27,100,305
                                       ===================================

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest

 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                         Six Months Ended June 30, 2003       Year Ended December 31, 2002 1
                                                               Shares             Amount            Shares          Amount
---------------------------------------------------------------------------------------------------------------------------
 Non-Service shares
 Sold                                                       1,166,479      $  15,596,193         3,369,152    $ 47,017,452
 Dividends and/or distributions reinvested                  1,109,495         13,791,025         1,834,820      27,100,305
 Redeemed                                                  (3,615,980)       (47,620,794)       (8,852,327)   (120,305,980)
                                                          -----------------------------------------------------------------
 Net decrease                                              (1,340,006)      $(18,233,576)       (3,648,355)   $(46,188,223)
                                                          =================================================================

---------------------------------------------------------------------------------------------------------------------------
 Service shares
 Sold                                                         429,203      $   5,773,732           205,258    $  2,669,841
 Dividends and/or distributions reinvested                      7,012             86,954                --              --
 Redeemed                                                     (52,678)          (693,521)          (29,698)       (382,435)
                                                          -----------------------------------------------------------------
 Net increase                                                 383,537      $   5,167,165           175,560    $  2,287,406
                                                          =================================================================

 1. For the year ended December 31, 2002, for Non-Service shares and for the period from May 1, 2002 (inception of offering) to December 31, 2002, for Service shares.


                  19 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2003, were $602,988,058 and $575,023,205, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund. For the six months ended June 30, 2003, expense under the Service Plan totaled $5,001.

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of June 30, 2003, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
 6. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.


                  20 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of June 30, 2003, the Fund had outstanding futures contracts as follows:

                                                                                                            Unrealized
                                                 Expiration        Number of      Valuation as of         Appreciation
 Contract Description                                 Dates        Contracts        June 30, 2003        (Depreciation)
------------------------------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Euro-Bundesobligation                               9/8/03              113          $15,160,276            $(205,233)
 U.S. Treasury Nts., 2 yr.                          9/29/03              150           32,444,531               59,625
                                                                                                            ------------
                                                                                                              (145,608)
                                                                                                            ------------
 Contracts to Sell
 U.S. Long Bonds                                    9/19/03               92           10,795,625              169,938
 U.S. Treasury Nts., 5 yr.                          9/19/03              496           57,102,000               20,343
 U.S. Treasury Nts., 10 yr.                         9/19/03                3              352,313                3,234
                                                                                                            ------------
                                                                                                               193,515
                                                                                                            ------------
                                                                                                             $  47,907
                                                                                                            ============

--------------------------------------------------------------------------------
 7. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.


                  21 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
 7. Option Activity Continued
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended June 30, 2003 was as follows:

                                                                Call Options
                                             --------------------------------
                                                                   Amount of
                                              Contracts             Premiums
 ----------------------------------------------------------------------------
 Options outstanding as of December 31, 2002     12,390          $ 2,063,251
 Options written                                     --                   --
 Options closed or expired                       (6,345)          (1,109,969)
 Options exercised                                 (454)            (103,427)
                                             --------------------------------
 Options outstanding as of June 30, 2003          5,591          $   849,855
                                             ================================

 -------------------------------------------------------------------------------
 8. Total Return Swap Transactions
 The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

 As of June 30, 2003, the Fund had entered into the following total return swap agreements:

                                                     Paid by              Received by                       Unrealized
                                                 the Fund at              the Fund at    Termination      Appreciation
 Swap Counterparty           Notional          June 30, 2003            June 30, 2003           Date    (Depreciation)
 ----------------------------------------------------------------------------------------------------------------------
                                                                Value of total return
                                             Six-Month LIBOR       of Lehman Brothers
 Deutsche Bank             $5,604,000   less 40 basis points               CMBS Index       12/31/03               $--

--------------------------------------------------------------------------------
 9. Illiquid Securities
 As of June 30, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2003 was $12,540,648, which represents 2.59% of the Fund's net assets.

--------------------------------------------------------------------------------
 10. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called

                  22 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at June 30, 2003.


--------------------------------------------------------------------------------
 Portfolio Proxy Voting Policies and Procedures
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.





                  23 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)